Notes to the Balance Sheet - Summary of DFB, Initial Measurement Loss (Details) - DFB, initial measurement - Royalty Pharma - Financial Liability - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities Royalty Pharma [Line Items]
Beginning balance development funding bond, measurement loss	€ 52,862	€ 0
Addition	0	56,738
Amortizations from Effective Interest Method	(4,640)	(1,173)
Foreign Currency Translation Differences from Consolidation	(1,737)	(2,703)
Ending balance development funding bond, measurement loss	€ 46,485	€ 52,862